FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
Schedule of Assets and Liabilities

	December 31
	2011	2012
	In thousands
Assets	$21,937	$3,744
Liabilities	$38,314	$17,074

Schedule of Data Regarding the Rate of Exchange and Isreali CPI
Data regarding the rate of exchange and the Israeli CPI:

	Year ended December 31
	2010	2011	2012

Rate of devaluation (appreciation) of the Israeli currency against the dollar	(6.0)%	7.0%	(2.3)%
Rate of devaluation (appreciation) of the Yen
against the dollar	13.1%	5.7%	(9.9)%
Rate of increase in the Israeli CPI	2.7%	2.2%	1.6%
Exchange rate at end of year $1=	NIS 3.549	NIS 3.821	NIS 3.733

Schedule of Assets and Liabilitites Measured on Recurring Basis
The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011 ($ in thousands):

	Fair Value Measurements at Reporting Date Using
	Level 1	Level 2	Level 3	Total
December 31, 2011
Assets:
Available for sale securities	$18,381	$1,322		$19,703

Liabilites:
Convertible subordinated notes, Series B (including accrued interest)	4,712			4,712

Derivatives - presented net of notes among long-term liabilities			$0	$0

December 31, 2012
Liabilites:
Derivatives - derivative component in convertible notes presented among long-term liabilities			$22	$22

Convertible subordinated notes, Series B	528			528

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Level 1- Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment. Assets and liabilities utilizing Level 1 inputs include available for sale securities traded in an active market.

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Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. Assets and liabilities utilizing Level 2 inputs include available for sale securities which are not traded in an active market. The calculation is based on observable inputs including interest rate curves and publicly available discount rates.

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Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement. Assets utilizing Level 3 inputs include the fair value of the derivatives embeded in the convertible subordinated notes , which are determined using a valuation model. The valuation model relies on Level 3 inputs including, among other things: (i) estimated future volatility of the Company's share price; (ii) future risk free interest rates; and (iii) expected period in which the notes will be converted. These estimated fair values are subject to uncertainties that are difficult to predict; therefore these derivatives have been classified as Level 3 fair value hierarchy. The derivatives' fair value at December 31, 2011 was $0. In 2012 as part of the Notes Agreement the terms of the derivative changed and accordingly its value also changed and as of December 31, 2012, the fair value of the derivativeswas a liability of $22 (see also note 4a and 4b).